Commitments and Contingencies (Details) - USD ($)					3 Months Ended		12 Months Ended
	May 14, 2025	Mar. 31, 2025	Jul. 01, 2024	Feb. 23, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Ordinary shares issued					37,758,997			37,758,997
Ordinary shares of par value (in Dollars per share)					$ 0.0001			$ 0.0001
Escrow account				13,000,000			13,000,000
Bench mark amount (in Dollars)							$ 41,000,000
Net profit percentage					30.00%
Estimation of fair value of contingent consideration (in Dollars)			$ 39,717,000				$ 4,617,000
Changes in fair value (in Dollars)		$ 5,017,030
Increase in fair value (in Dollars)						$ 400,030
Escrow earnout shares	11,287,703
Fair value of earnout shares	1,712,297
Closing per share market price (in Dollars per share)	$ 3.48
Reverse Recapitalization [Member]
Commitments and Contingencies [Line Items]
Ordinary shares					13,000,000
Number of ordinary shares released					13,000,000
TOYO [Member]
Commitments and Contingencies [Line Items]
Net profit percentage					20.00%
Earnout shares	1,712,297
Escrow earnout shares	11,287,703
TOYO [Member] | Earnout Shares [Member]
Commitments and Contingencies [Line Items]
Fair value of earnout shares (in Dollars)	$ 5,958,794
Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued				41,000,000
Ordinary shares of par value (in Dollars per share)				$ 0.0001
Net profit percentage					50.00%
Earnout shares					13,000,000
Ordinary Shares [Member] | TOYO [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued				41,000,000